Employee Option Plans (Details) - Schedule of Sapiens stock-based compensation activity (and not Magic software) - Sapiens [Member] $ / shares in Units, $ in Thousands	Jan. 01, 2020 USD ($) $ / shares shares
Employee Option Plans (Details) - Schedule of Sapiens stock-based compensation activity (and not Magic software) [Line Items]
Amount of options, Outstanding at beginning of year | shares	1,869,412
Weighted average exercise price, Outstanding at beginning of year | $ / shares	$ 10.25
Weighted average remaining contractual life, Outstanding at beginning of year	3 years 76 days
Aggregate intrinsic value, Outstanding at beginning of year | $	$ 23,838
Amount of options, Granted | shares	315,000
Weighted average exercise price, Granted | $ / shares	$ 26.28
Amount of options, Exercised | shares	(603,519)
Weighted average exercise price, Exercised | $ / shares	$ 8.63
Amount of options, Expired and forfeited | shares	(118,411)
Weighted average exercise price, Expired and forfeited | $ / shares	$ 11.15
Amount of options, Outstanding at end of year | shares	1,462,482
Weighted average exercise price, Outstanding at end of year | $ / shares	$ 14.26
Weighted average remaining contractual life, Outstanding at end of year	3 years 62 days
Aggregate intrinsic value, Outstanding at end of year | $	$ 24,019
Amount of options, Exercisable at end of year | shares	732,209
Weighted average exercise price, Exercisable at end of year | $ / shares	$ 10.59
Weighted average remaining contractual life, Exercisable at end of year	2 years 105 days
Aggregate intrinsic value, Exercisable at end of year | $	$ 14,092